DEBT AND CONVERTIBLE LOAN PAYABLE (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument, Unamortized Discount [Roll Forward]
Debt discount, beginning of period	$ 152,617
Additional debt discount	120,333	417,834
Amortization of debt discount	245,937	265,217
Debt discount, end of period	27,013	152,617
Promissory Note [Member]
Debt Instrument, Unamortized Discount [Roll Forward]
Debt discount, beginning of period	15,715	0
Additional debt discount		34,112
Amortization of debt discount	(15,715)	(18,398)
Debt discount, end of period	$ 0	$ 15,715	$ 0